SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Preparation
Basis of Preparation
The accompanying Consolidated Financial Statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the accounts and operations of the Company and those of the Company’s subsidiaries in which the Company has a controlling financial interest. Investments in entities in which the Company has significant influence, but less than a controlling financial interest, are accounted for using the equity method.
All intercompany transactions and balances have been eliminated in consolidation. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the consolidated financial position of the Company as of December 31, 2025 and 2024, and the consolidated results of operations and cash flows for the years ended December 31, 2025 and 2024, have been included.

Basis of Consolidation
Basis of Consolidation
These Consolidated Financial Statements as of December 31, 2025 and 2024 include the accounts of the Company, its wholly-owned subsidiaries and entities over which the Company has control as defined in Accounting Standards Codification (“ASC”) 810, Consolidation. Subsidiaries over which the Company has control are fully consolidated from the date control commences until the date control ceases. Control exists when the Company has ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than fifty percent of the outstanding voting securities of another entity. In assessing control, potential voting rights that are currently exercisable are considered.

Consolidation of Variable Interest Entities
Consolidation of Variable Interest Entities
ASC 810 requires a variable interest holder to consolidate a variable interest entity (“VIE”) if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. To determine whether or not a variable interest the Company holds could potentially be significant to the VIE, the Company considers both qualitative and quantitative factors regarding the nature, size and form of the Company’s involvement with the VIE. The equity method of accounting is applied to entities in which the Company is not the primary beneficiary or the entity is not a VIE and the Company does not have effective control, but can exercise influence over the entity with respect to its operations and major decisions. The Company does not consolidate a VIE in which it is not considered the primary beneficiary. The Company evaluates its relationships with all the VIE’s on an ongoing basis to reassess if it continues to be the primary beneficiary.

Non-Controlling Interests
Non-Controlling Interests
Non-controlling interests represent equity interests owned by parties that are not shareholders of the ultimate parent. The share of net assets attributable to non-controlling interests is presented as a component of equity. Their share of net income or loss is recognized directly in equity. Changes in the parent company’s ownership interest that do not result in a loss of control are accounted for as equity transactions.

Use of Estimates
Use of Estimates
The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the Consolidated Financial Statements and the reported amounts of total net revenue and expenses during the reporting period. The Company regularly evaluates significant estimates and assumptions related to the consolidation or non-consolidation of variable interest entities, estimated useful lives, depreciation of property and equipment, amortization of intangible assets, inventory valuation, share-based compensation, business combinations, goodwill impairment, long-lived asset impairment, purchased asset valuations, fair value of financial instruments, compound financial instruments, derivative assets and liabilities, deferred income tax asset valuation allowances, incremental borrowing rates, lease terms applicable to lease contracts and going concern. These estimates and assumptions are based on current facts, historical experience and various other factors that the Company believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue, costs and expenses that are not readily apparent from other sources. The actual results the Company experiences may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations could be negatively impacted.

Fair Value Measurements
Fair Value Measurements
The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments. There have been no transfers into or out of Level 3 during the years ended December 31, 2025 and 2024.
Financial instruments are measured at amortized cost or at fair value. Financial instruments measured at amortized cost consist of accounts receivable, other liabilities, and accounts payable and accrued liabilities wherein the carrying value approximates fair value due to its short-term nature. Other financial instruments measured at amortized cost include notes payable wherein the carrying value at the effective interest rate approximates fair value as the interest rate for such notes payable.
Cash and cash equivalents and restricted cash are measured at Level 1 inputs. Acquisition-related liabilities resulting from business combinations are measured at fair value using Level 1 or Level 3 inputs. Investments that are measured at fair value use Level 3 inputs. Refer to Note 5 – Investments for assumptions used to value investments. Refer to Note 9 – Contingent Shares Payable and Earnout Liabilities for assumptions used to value the contingent consideration.
The individual fair values attributed to the different components of a financing transaction, notably derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. Refer to Note 12 – Derivative Instruments for assumptions used to value the Company’s interest rate swap derivative and the conversion feature of convertible debenture derivatives. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents are comprised of cash and highly liquid investments that are readily convertible into known amounts of cash with original maturities of three months or less.

Restricted Cash	Restricted Cash Restricted cash balances are those which meet the definition of cash and cash equivalents but are not available for use by the Company.
Accounts Receivable
Accounts Receivable
The Company extends non-interest-bearing trade credit to its customers in the ordinary course of business which is not collateralized. Accounts receivable are shown on the face of the Consolidated Balance Sheets, net of an allowance for credit losses. The Company analyzes the aging of accounts receivable, historical credit losses, customer creditworthiness and current economic trends in determining the allowance for credit losses. The Company does not accrue interest receivable on past due accounts receivable.
The Company assesses all information available, including on a forward-looking basis, related to the expected credit loss associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset at the reporting date with the risk of default at the date of initial recognition based on available information, and forward-looking information that is reasonable and supportive. For accounts receivable, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the trade receivable. Expected credit losses are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, credit ratings, the existence of third-party insurance, and forward-looking macro-economic factors in the measurement of the expected credit losses associated with assets carried at amortized cost. The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into the measurement.
Inventory
Inventory
Inventory is comprised of raw materials, finished goods and work-in-process such as pre-harvested cannabis plants and by-products to be extracted. The costs of growing cannabis, including but not limited to labor, utilities, nutrition and supplies, are capitalized into inventory until the time of harvest. All direct and indirect costs, except depreciation and amortization related to inventory are capitalized when incurred, and subsequently classified to cost of goods sold in the Consolidated Statements of Operations. Raw materials and work-in-process are stated at the lower of cost or net realizable value, determined using the weighted average cost. The purchase of finished goods inventory costs include the purchase price of the product and freight costs to deliver it the Company’s facilities. Finished goods inventory is stated at the lower of cost or net realizable value, with cost being determined on the first-in, first-out (“FIFO”) method of accounting. Net realizable value is determined as the estimated selling price in the ordinary course of business less estimated costs to sell. The Company periodically reviews physical inventory for excess, obsolete, and potentially impaired items and reserves. The Company reviews inventory for obsolete, redundant and slow-moving goods, and any such inventory is written down to net realizable value. Packaging and supplies are initially valued at cost. The reserve estimate for excess and obsolete inventory is based on expected future use.
Leased Assets
Leased Assets
In accordance with ASC 842, Leases, the Company determines if an arrangement is a lease at inception. Operating and finance leases are included in operating lease right-of-use (“ROU”) assets and accrued obligations under operating and finance lease (current and non-current) liabilities in the Consolidated Balance Sheets. Leases with an initial term of 12 months or less that do not include an option to purchase the underlying asset that we are reasonably certain to exercise, also known as short-term leases, are not recorded on the Consolidated Balance Sheets and are expensed in the Consolidated Statements of Operations on a straight-line basis over the lease term.
ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are classified as a finance lease or an operating lease. A finance lease is a lease in which at least one of the following is true: 1) ownership of the property transfers to the lessee by the end of the lease term, 2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, 3) the lease is for a major part of the remaining economic life of the underlying asset, 4) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already included in the lease payments equals or exceeds substantially all of the fair value, or 5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. The Company classifies a lease as an operating lease when it does not meet any one of these criteria.
The Company applies judgment in determining whether a contract contains a lease and if a lease is classified as an operating lease or a finance lease. The Company applies judgment in determining the lease term as the non-cancellable term of the lease, which may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. All relevant factors that create an economic incentive for it to exercise either the renewal or termination options are considered. The Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate. The Company applies judgment in allocating the consideration in a contract between lease and non-lease components. It considers whether the Company can benefit from the ROU asset either on its own or together with other resources and whether the asset is highly dependent on or highly interrelated with another ROU asset.
In accordance with ASC 842, lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The Company applies judgment in determining the incremental borrowing rate using estimates which are based on the information available at commencement date. The Company initially measures the ROU asset at the initial amount of the lease liability, plus initial direct costs and lease payments at or before the commencement date, less any lease incentives received.
Additionally, management monitors for events or changes in circumstances that may require a reassessment of one of its leases and determines if a remeasurement is required.

Investments
Investments
Long-term investments are related to investments in equity and debt securities of entities over which the Company does not have a controlling financial interest or significant influence and are accounted for at fair value in accordance with ASC 321, Investments—Equity Securities, as well as investments and joint ventures in which the Company can exert significant influence but does not control.
Equity investments without readily determinable fair values (which are classified as Level 3 investments in the fair value hierarchy) are measured at cost with adjustments for observable changes in price or impairments (referred to as the “measurement alternative”). In applying the measurement alternative, the Company performs a qualitative assessment on a quarterly basis and recognizes an impairment if there are sufficient indicators that the fair value of the equity investments is less than carrying values. Changes in value are recorded in other (income) expense, net in the Consolidated Statements of Operations.
Equity Method and Joint Venture Investments
The Company accounts for investments in which it can exert significant influence but does not control as equity method investments in accordance with ASC 323, Investments—Equity Method and Joint Ventures. In accordance with ASC 825, Financial Instruments, the fair value option to measure eligible items at fair value on an instrument-by-instrument basis can be applied. Joint ventures are arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Investments in joint ventures are accounted for under the equity method. These investments are recorded at the amount of the Company’s initial investment and adjusted each period for the Company’s share of the investee’s income or loss, and dividends paid.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation and impairment losses, if any. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Land	Not Depreciated
Buildings	15 Years
Furniture and Fixtures	5 Years
Leasehold Improvements	Shorter of Lease Term or Economic Life
Equipment and Software	3 – 5 Years
Construction in Progress	Not Depreciated
The assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting period and adjusted prospectively, if appropriate. An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising from de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the Consolidated Statements of Operations in the period the asset is derecognized.

Intangible Assets
Intangible Assets
Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. The estimated useful lives, residual values and amortization methods are reviewed at each reporting period, and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization. Amortization is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Dispensary Licenses	Indefinite
Intellectual Property	5-10 Years
In accordance with ASC 350, Intangibles—Goodwill and Other, costs of internally developing, maintaining or restoring intangible assets are expensed as incurred. Costs are capitalized when certain criteria are met through the point at which the intangible asset is substantially complete and ready for its intended use.

Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Goodwill is measured as the excess of consideration transferred over the net of the acquisition date fair value of assets acquired and liabilities assumed in a business acquisition. Goodwill is assigned to the reporting unit, which is the operating segment level or one level below the operating segment. Indefinite-lived intangible assets consist primarily of licenses. In accordance with ASC 350, goodwill and other intangible assets with indefinite lives are not subject to amortization. The Company reviews goodwill at the reporting unit level and indefinite-lived intangible assets at the asset level for impairment on an annual basis as of year-end or whenever events or changes in circumstances indicate it is more likely than not that the fair value of a reporting unit (for goodwill) or an indefinite-lived intangible asset is less than its carrying amount. If the carrying amount of goodwill or an indefinite-lived intangible asset is in excess of its fair value, the Company recognizes an impairment charge equal to the amount in excess.
The Company performs a qualitative assessment (commonly referred to as “Step Zero”) to determine whether further quantitative analysis for impairment of goodwill or indefinite-lived intangible assets is necessary. In performing Step Zero for goodwill and indefinite-lived intangible assets, the Company is required to make assumptions and judgments including but not limited to the following: the evaluation of macroeconomic conditions as related to the Company’s business, industry and market trends, and the overall future financial performance and asset-specific factors relevant to the Company’s reporting units or indefinite-lived intangible assets, as applicable. If impairment indicators are present after performing Step Zero, the Company would perform a quantitative impairment analysis to estimate the fair value of goodwill or the applicable indefinite-lived intangible assets. Refer to Note 7 – Intangible Assets for further discussion on indefinite-lived intangible asset impairment.
Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
For purposes of the impairment test, long-lived assets such as property, plant and equipment, and definite-lived intangible assets are grouped with other assets and liabilities at the lowest level for which identifiable independent cash flows are available (“asset group”). In accordance with ASC 360, Property, Plant, and Equipment, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset group may not be recoverable. In order to determine if assets have been impaired, the impairment test is a two-step approach wherein the recoverability test is performed first to determine whether the asset group is recoverable. The recoverability test (Step 1) compares the carrying amount of the asset group to the sum of its future undiscounted cash flows using entity-specific assumptions generated through the asset group’s use and eventual disposition. If the carrying amount of the asset group is less than the cash flows, the asset group is recoverable and an impairment is not recorded. If the carrying amount of the asset group is greater than the cash flows, the asset group is not recoverable and an impairment loss calculation (Step 2) is required. The measurement of the impairment loss to be recognized is based on the difference between the fair value and the carrying value of the asset group. Fair value can be determined using a market approach, income approach or cost approach. The cash flow projection and fair value represent management’s best estimate, using appropriate and customary assumptions, projections and methodologies at the date of evaluation. In accordance with GAAP, the reversal of impairment losses for long-lived assets held and used is prohibited.

Convertible Instruments
Convertible Instruments
The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with ASC 815, Derivatives and Hedging. ASC 815 generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free-standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not remeasured at fair value under otherwise applicable GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.
For convertible instruments with conversion features that are not required to be accounted for as derivatives under ASC 815 or that do not result in substantial premiums accounted for as paid-in capital, the convertible debt instrument is reported as a single liability instrument with no separate accounting for embedded conversion features. The Company also records, when necessary, deemed dividends for the intrinsic value of conversion options embedded in the Preferred Shares of GH Group, Inc. (“GH Group”) based upon the differences between the fair value of the underlying common stock at the commitment date of the transaction and the embedded effective conversion price. ASC 815 provides that generally, if an event that is not within the entity’s control, or could require net cash settlement, then the contract shall be classified as an asset or a liability.

Interest Rate Derivative
Interest Rate Derivative
The Company utilizes an interest rate swap, expiring on February 28, 2030, to manage its exposure to variability in future cash flows from interest rate fluctuations on its Senior Secured Credit Facility (as defined below). This swap effectively converts the variable interest rate on the debt to a fixed rate and is classified as a derivative under ASC 815, Derivatives and Hedging. The Company has not designated this contract for hedge accounting.
The interest rate swap is recorded at fair value within other non-current liabilities on the Consolidated Balance Sheet and changes in fair value are recognized in (gain) loss on change in fair value of derivative asset and liability on the Consolidated Statement of Operations. The Company’s policy is not to enter into derivative instruments for trading or speculative purposes. Cash flows resulting from this derivative instrument are included within net cash provided by operating activities on the Consolidated Statement of Cash Flows.
The Company’s interest rate swap is measured at fair value using Level 2 inputs. The fair value is determined using a discounted cash flow method that incorporates observable inputs. The fair value calculation includes a credit valuation adjustment and forward interest rate curves for the same periods as the future maturity dates of the interest rate swap.

Revenue Recognition
Revenue Recognition
Revenue is recognized by the Company in accordance with ASC 606, Revenue from Contracts with Customers. Through application of the standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. In order to recognize revenue under ASC 606, the Company applies the following five steps:
(1)Identify a customer along with a corresponding contract;
(2)Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;
(3)Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;
(4)Allocate the transaction price to the performance obligation(s) in the contract; and
(5)Recognize revenue when or as the Company satisfies the performance obligation(s).
Revenues consist of wholesale cannabis biomass and cannabis-related consumer packaged goods and retail sales of cannabis, which are generally recognized at a point in time when control over the goods have been transferred to the customer and is recorded net of sales discounts. Payment is typically due upon transferring the goods to the customer or within a specified time period permitted under the Company’s credit policy. During the years ended December 31, 2025 and 2024, sales discounts were approximately $37.3 million and $27.5 million, respectively.
Revenue is recognized upon the satisfaction of the performance obligations. The Company satisfies its performance obligations and transfers control upon delivery and acceptance by the customer.
Dispensary Revenue
The Company recognizes revenue from the sale of cannabis products for a fixed price upon delivery of goods to customers at the point of sale since at this time performance obligations are satisfied. Fees collected related to taxes that are required to be remitted to regulatory authorities are recorded as liabilities and are not included as a component of revenues.
Cultivation and Wholesale CPG
The Company recognizes revenue from the sale of cannabis products for a fixed price upon the shipment of cannabis goods as the Company has transferred to the buyer the significant risks and rewards of ownership of the goods. The Company does not retain either continuing material involvement to the degree usually associated with ownership or effective control over the goods sold. Cannabis taxes due upon sale are recorded as a general and administrative expense in the accompanying Consolidated Statements of Operations.

Cost of Goods Sold
Cost of Goods Sold
Cost of goods sold includes the costs directly attributable to product sales and includes amounts paid for finished goods, such as cannabis flower, edibles and concentrates, packaging and other supplies, fees for services and processing, and allocated overhead, such as allocations of rent, administrative salaries, utilities and related costs. Cost of goods sold excludes depreciation and amortization.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses are comprised primarily of personnel costs, including salaries, incentive compensation, benefits, and share-based compensation, professional service costs, including legal, accounting, consulting and other professional fees, and corporate insurance and other facilities costs associated with the Company’s corporate offices.

Share-Based Compensation
Share-Based Compensation
The Company has an amended and restated equity incentive plan comprised of stock options (“Options”), unrestricted stock bonus, restricted stock units (“RSUs”) and stock appreciation rights (“SARs”). Options provide the right to the purchase of one Equity Share per Option. RSUs provide the right to receive one Equity Share per unit (or cash payment equal to the fair market value of an Equity Share). SARs provide the right to receive cash from the exercise of such right based on the increase in value between the exercise price and the fair market value of the Equity Shares of the Company at the time of exercise.
The Company accounts for share-based awards in accordance with ASC 718, Compensation – Stock Compensation, which requires fair value measurement on the grant date and recognition of compensation expense for all share-based payment awards made to employees and directors, including restricted share awards. For stock options, the Company estimates fair value using the Black-Scholes valuation model. The fair value of the market-based restricted performance stock units is determined using the Monte-Carlo simulation. When there are market-related vesting conditions to the vesting term of the share-based compensation, the Company uses a valuation model to estimate the probability of the market-related vesting conditions being met and will record the expense. The fair value of restricted share awards is based upon the quoted market price of the Equity Shares on the date of grant. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period, and the related amount is recognized in the Consolidated Statements of Operations.
Fair value models require the input of certain assumptions that require the Company’s judgment, including the expected term and the expected share price volatility of the underlying share. The assumptions used in calculating the fair value of share-based compensation represent management’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. As a result, if factors change resulting in the use of different assumptions, share-based compensation expense could be materially different in the future. In addition, the Company elected not to estimate the expected forfeiture rate and only recognize expense for those shares that actually vest.

Advertising Expenses	Advertising Expenses Advertising expenses are expensed as incurred.
Income Taxes
Income Taxes
Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the Consolidated Balance Sheets. Effects of enacted tax law changes on deferred tax assets and liabilities are reflected as adjustments to tax expense in the period in which the law is enacted. Deferred tax assets may be reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized.
The Company follows accounting guidance issued by the Financial Accounting Standards Board (“FASB”) related to the application of accounting for uncertainty in income taxes. Under this guidance, the Company assesses the likelihood of the financial statement effect of a tax position that should be recognized when it is more likely than not that the position will be sustained upon examination by a taxing authority based on the technical merits of the tax position, circumstances, and information available as of the reporting date.

Employee Retention Tax Credits
Employee Retention Tax Credits
On March 27, 2020, the U.S. government enacted the Coronavirus Aid Relief and Security Act (“CARES Act”) to provide certain relief as a result of the COVID-19 pandemic. The CARES Act provides tax relief, along with other stimulus measures, including a provision for an Employee Retention Credit (“ERC”). As there is no authoritative guidance under GAAP on accounting for government assistance to for-profit business entities, the Company accounts for the ERC by analogy to International Accounting Standard (“IAS”) 20, Accounting for Government Grants and Disclosure of Government Assistance. Since the filing of the ERCs through December 31, 2025, the Company filed with the Internal Revenue Service credits totaling $11.6 million during the year ended December 31, 2023. During the year ended December 31, 2025, $9.6 million was received, of which $1.4 million was accrued for interest. During the year ended December 31, 2024, $0.4 million was received, of which $45 thousand was accrued for interest. The Company will not recognize the remaining amount of $3.0 million claimed as of December 31, 2025 until it has been determined that the Company has reasonable assurance that the credits will be realized.

Loss Per Share
Loss Per Share
The Company calculates basic earnings or loss per share by dividing net earnings or loss by the weighted-average number of the Equity Shares (including the Exchangeable Shares, as defined herein, on an as-exchanged basis) outstanding during the period. Multiple Voting Shares, as defined herein, are excluded from the calculation of earnings or loss per share as they do not participate in earnings or losses. Diluted loss per share is the same as basic loss per share if the potential issuance of shares related to stock-based award plans, warrants, contingent shares, convertible preferred shares and convertible debentures are anti-dilutive. Diluted earnings per share includes shares related to stock-based award plans, warrants and contingently issuable shares that are determined to be dilutive using the treasury stock method for all equity instruments issuable in equity units and the “if converted” method for the Company’s convertible preferred shares and convertible debentures.
Segmented Information
Segmented Information
The Company currently operates in three reportable segments which are retail, wholesale biomass and cannabis-related consumer packaged goods (“CPG”). The retail segment includes Company owned and operated retail cannabis stores in the state of California and dispensary operation management services. The wholesale biomass segment includes the propagation, nursery, flowering canopy, drying, processing and distribution of cannabis biomass. The CPG segment includes the manufacturing, extraction, infusion, conversion, packaging and distribution of the Company’s branded cannabis products. Certain economic characteristics such as production processes, types of products, classes of customers as well as distribution models differ between segments. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker (“CODM”), who is the Company’s chief executive officer, in deciding how to allocate resources and assess the Company’s financial and operational performance. As of December 31, 2025, all of the Company’s operations are in the United States of America in the State of California. Intercompany sales and transactions are eliminated in consolidation.
Business Combinations
Business Combinations
Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value at the date of acquisition. Acquisition-related transaction costs are expensed as incurred and included in the Consolidated Statements of Operations. Identifiable assets and liabilities, including intangible assets, of acquired businesses are recorded at their fair value at the date of acquisition. When the Company acquires control of a business, any previously held equity interest is also remeasured to fair value. The excess of the purchase consideration and any previously held equity interest over the fair value of identifiable net assets acquired is recognized as goodwill. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously held equity interest, the difference is recognized in the Consolidated Statements of Operations immediately as a gain on acquisition.
Contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. The Company allocates the total cost of the acquisition to the underlying net assets based on their respective estimated fair values. As part of this allocation process, the Company identifies and attributes values and estimated lives to the intangible assets acquired. These determinations involve significant estimates and assumptions regarding multiple, highly subjective variables, including those with respect to future cash flows, discount rates, asset lives, and the use of different valuation models, and therefore require considerable judgment. The Company’s estimates and assumptions are based, in part, on the availability of listed market prices or other transparent market data. These determinations affect the amount of amortization expense recognized in future periods. The Company bases its fair value estimates on assumptions it believes to be reasonable but are inherently uncertain. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates, and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with ASC 450, Contingencies, as appropriate, with the corresponding gain or loss being recognized in earnings in accordance with ASC 805, Business Combinations.

Recently Adopted Accounting Standards and Recent Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Standards
ASU 2023-09
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires annual disclosures of specific categories in the rate reconciliation, additional information for reconciling items that meet a quantitative threshold and a disaggregation of income taxes paid, net of refunds. ASU 2023-09 also eliminates certain existing disclosure requirements related to uncertain tax positions and unrecognized deferred tax liabilities. The Company adopted ASU 2023-09 beginning with its 2025 annual report. See Note 16 – Provision For Income Taxes and Deferred Income Taxes for the Company’s income tax disclosures.
Recent Accounting Pronouncements Not Yet Adopted
ASU 2025-12
In December 2025, the FASB issued ASU 2025-12, Codification Improvements. ASU 2025-12 includes amendments that clarify, correct, or make minor improvements to a variety of topics in the FASB Accounting Standards Codification. The amendments are intended to improve the clarity and consistency of the codification and are not expected to result in significant changes to existing accounting practice. ASU 2025-12 is effective for the Company beginning in the first quarter of 2027. Early adoption is permitted. ASU 2025-12 may be applied either prospectively or retrospectively, depending on the specific amendment. The Company does not expect the adoption of this standard to have a material impact on the Company’s Consolidated Financial Statements.
ASU 2025-11
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. ASU 2025-11 improves the guidance in ASC 270 by clarifying the applicability of interim reporting requirements, improving the organization and navigability of required interim disclosures, and adding a disclosure principle that requires entities to disclose events since the end of the most recent annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for the Company beginning in the first quarter of 2028. Early adoption is permitted. ASU 2025-11 may be applied either prospectively or retrospectively to any or all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.
ASU 2025-10
In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. ASU 2025-10 establishes authoritative recognition, measurement, presentation, and disclosure guidance in ASC 832 for government grants received by business entities, including guidance on the timing of recognition and the classification of grants related to assets and grants related to income. ASU 2025-10 is effective for the Company beginning in the first quarter of 2029. Early adoption is permitted. ASU 2025-10 may be applied using either a modified prospective approach, a modified retrospective approach, or a full retrospective approach. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.
ASU 2025-09
In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements. ASU 2025-09 amends the guidance in ASC 815 to improve and clarify hedge accounting requirements, including changes related to hedge documentation, effectiveness assessments, and the application of hedge accounting to certain risk management activities. The amendments are intended to better align hedge accounting results with an entity’s risk management strategies. ASU 2025-09 is effective for the Company beginning in the first quarter of 2027. Early adoption is permitted. ASU 2025-09 is required to be applied on a prospective basis. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.
ASU 2025-05
In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company beginning in the first quarter of 2026. Early adoption is permitted. ASU 2025-05 is required to be applied on a prospective basis. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.
ASU 2025-04
In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for share-based consideration payable to a customer that contains a service-condition vesting feature. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company beginning in the first quarter of 2027. Early adoption is permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.
ASU 2025-03
In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is effected primarily by exchanging equity interests, when the legal acquiree is a VIE that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company beginning in the first quarter of 2027. Early adoption is permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.
ASU 2024-04
In November 2024, the FASB issued ASU 2024-04, Induced Conversions of Convertible Debt Instruments. ASU 2024-04 clarifies requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. To account for a settlement of a convertible debt instrument as an induced conversion, an inducement offer is required to provide the debt holder with, at a minimum, the consideration (in form and amount) issuable under the conversion privileges provided in the terms of the instrument. ASU 2024-04 is effective for the Company beginning in the first quarter of 2026. Early adoption is permitted. ASU 2024-04 may be applied either prospectively to any settlements of convertible debt instruments that occur after the effective date or retrospectively by recasting prior periods and recognize a cumulative-effect adjustment to equity. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.
ASU 2024-03
In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure of specified information about certain costs and expenses including purchases of inventory, employee compensation, depreciation and intangible asset amortization for each income statement line item that contains those expenses in the notes to financial statements on an annual and interim basis. ASU 2024-03 also requires entities to include certain amounts that are required to be disclosed under existing U.S. GAAP to be included in the disaggregated income statement expense line item disclosures, disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively and disclose the amount of selling expenses and the entity’s definition of selling expenses. ASU 2024-03 is effective for the Company beginning with the 2027 annual report. Early adoption is permitted. ASU 2024-03 may be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.